INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	March 31, 2024	September 30, 2023

Computer software and applications (1)	$927,089	$932,757
Computer system – AI calculation engine (2)	16,940,180	17,043,760
Content assets – licensed movies and television series (3)	106,685	107,337
Trademark (4)	1,400,000	1,400,000
Technology (4)	9,200,000	9,200,000
Customer relationships (4)	12,900,000	12,900,000
Less: accumulated amortization	(4,007,420)	(1,917,804)
Intangible asset, net	$37,466,534	$39,666,050

(1)	In order to support the Company’s expansion of its digital advertising service and cash rebate service businesses, in December 2021, the Company purchased packaged computer software and applications from a third-party vendor at the aggregate cost of $0.44 million (MYR2.12 million) to improve certain functions of its cash rebate and digital advertising operating systems, such as the optimization of the cash rebate calculation and settlement, a more user-friendly shopping cart and eWallet module, a better integration of the SEEBATS website and mobile app with a licensed content provider, and a multilingual interface. In addition, from June 2022 to September 2022, the Company further purchased from the same third-party vendor the packaged computer software and applications in the aggregate amount of $0.49 million (MYR2.32 million) to add an embedded treasure hunt system into the Company’s digital advertising operating systems, to improve the coding, rating, and comment function and optimize its SEEBATS mobile app. The Company amortizes the intangible assets over its estimated useful life of 10 years.

(2)	As disclosed in Note 4, in October 2022, the Company signed a contract with ARX, to conduct software application design and development project with total contract price of $47.2 million. In March 2023, ARX completed the AI calculation engine development as part of the software project that the Company engages ARX to perform. AI calculation engine is a software solution designed to provide advance calculations and analysis based on artificial intelligence algorithms. The software has been thoroughly tested for performance, functionality and compatibility, and the Company reclassified $16.94 million (MYR80.0 million) from the prepayment to intangible assets during the fiscal year ended September 30, 2023. The Company amortizes the intangible assets over its estimated useful life of 10 years.

(3)	The Company’s Malaysian subsidiary, StarboxSB, operates the SEEBATS website and mobile app, on which viewers may watch movies and television series through over-the-top streaming. These movies and television series are licensed from third-party content providers. The Company acquires and licenses such movies and television series content in order to offer members unlimited viewing of such content to drive traffic on the SEEBATS website and mobile app. The content licenses are for a fixed fee and specific windows of availability.

Based on factors, including historical and estimated viewing patterns, the Company amortizes the content assets in “operating costs-license costs” on a straight-line basis over its license period or estimated period of use, beginning with the month of first availability.

On November 1, 2021, the Company entered into a Service and Licensing Agreement with a third-party content provider, Shenzhen Yunshidian Information Technology Ltd. (“Shenzhen Yunshidian”), to license movies and television series in various genres, such as action, comedy, fantasy, historical, and romance. The agreement has a term from November 1, 2021 to October 31, 2023 and may be terminated by either party in the event of a material breach by the other party of the agreement. The Company agreed to pay a content and service fee of $120,000 and a content delivery fee based on the amount of content delivered by the content provider, ranging from $1,700 to $660,000 per year under the Service and Licensing Agreement. Pursuant to a letter dated July 15, 2021, Shenzhen Yunshidian also provided SEEBATS website and mobile app with movies and television series for a free trial run from August 1, 2021 to October 31, 2021 before the Company entered into the Service and Licensing Agreement. The Company records cost of content that the Company acquired under a license agreement as content assets. Content assets are amortized using the straight-line method over the licensing period from November 1, 2021 to October 31, 2023.

(4)	Trademark, technology, and customer relationships arose from the acquisition of One Eighty Ltd (see Note 16). The Company amortizes trademark, technology, and customer relationships over an estimated useful life of 10 years.

Total amortization of above-mentioned intangible assets amounted to $2,100,267 and $253,143 for the six months ended March 31, 2024 and 2023, respectively.

As of March 31, 2024, the estimated future amortization expenses of the intangible assets were as follow:

12 months ending March 31,	Amortization expenses

2025	$4,185,382
2026	4,185,382
2027	4,185,382
2028	4,185,382
2029	4,185,306
Thereafter	16,539,698
Total	$37,466,534